Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended
	Jan. 29, 2021	Sep. 30, 2021	Jun. 10, 2021	Dec. 31, 2020
Share-Based Compensation (Details) [Line Items]
Recapitalization exchange ratio			27.80%
Weighted-average grant date fair value		$ 8.61
Grant date fair value		$ 8.58		$ 2.72
Unrecognized share-based compensation costs		$ 44,538
Profit Interest [Member]
Share-Based Compensation (Details) [Line Items]
Award vesting period		4 years
Profit Interest [Member] | Share Based Compensation Award Tranche One [Member]
Share-Based Compensation (Details) [Line Items]
Award vesting period		12 months
Vesting percentage		25.00%
Profit Interest [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation (Details) [Line Items]
Award vesting period		3 years
Vesting percentage		75.00%
Share Based Compensation Award Tranche Two [Member]
Share-Based Compensation (Details) [Line Items]
Award vesting period	4 years
Weighted-average grant date fair value	$ 6.83
Share Based Compensation Award Tranche Two [Member] | Share Based Compensation Award Tranche One [Member]
Share-Based Compensation (Details) [Line Items]
Award vesting period	12 months
Vesting percentage	25.00%
Share Based Compensation Award Tranche Two [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation (Details) [Line Items]
Award vesting period	3 years
Vesting percentage	75.00%
Unvested Earn Out Shares [Member]
Share-Based Compensation (Details) [Line Items]
Grant date fair value		$ 3,919
Grant date fair value		$ 9.2
Board of Directors [Member] | Profit Interest [Member]
Share-Based Compensation (Details) [Line Items]
Number of units authorized		14,284,919
Employees and Directors [Member] | 2021 Omnibus Equity Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Number of units authorized		10,368,750
Class A [Member] | Profit Interest [Member]
Share-Based Compensation (Details) [Line Items]
Number of units authorized		513,846
Class A [Member] | Share Based Compensation Award Tranche Two [Member]
Share-Based Compensation (Details) [Line Items]
Number of units authorized	1,751,360
Common Units [Member] | Share Based Compensation Award Tranche Two [Member]
Share-Based Compensation (Details) [Line Items]
Number of units authorized	62,998